MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 28, 2014

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, Northwest

Washington, DC 20549

RE: Form N-14

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust” or Registrant”)

Federated Money Market Management (the “Fund”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for Money Market Obligations Trust (“Trust”).

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Federated Prime Management Obligations Fund, a portfolio of Money Market Obligations Trust, will transfer substantially all of their assets to Federated Money Market Management in exchange for shares of the Fund.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff’s view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As indicated on the Facing Page of the Registration Statement, the Registrant has specified that it is to become effective on March 31, 2014, pursuant to Rule 488. Information in this filing that is bracketed will be revised to add or update the bracketed information. The bracketed information is not available to be included in the filing at this time. The Registrant does not believe the additions or updates will be material in nature.

We would appreciate receiving any comments you may have by March 14, 2014. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-7574.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal